Operating segments - Summary of Segment EBITDA (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of segment EBITDA [Line Items]
External revenue	₽ 7,788,741	₽ 6,117,773	[1]	₽ 4,732,539	[2]
External expenses	(3,776,880)	(3,234,371)		(2,565,935)
Segment EBITDA	4,011,861	2,883,402		2,166,604
Russia Segment [Member]
Disclosure Of segment EBITDA [Line Items]
External revenue	7,211,762	5,700,424		4,358,479
Inter-segment revenue	252	92		336
External expenses	(3,480,172)	(2,991,883)		(2,344,578)
Inter-segment expenses	(10,806)	(13,281)		(12,291)
Segment EBITDA	3,721,036	2,695,352		2,001,946
Other Segments [Member]
Disclosure Of segment EBITDA [Line Items]
External revenue	576,979	417,349		374,060
Inter-segment revenue	10,692	13,361		13,514
External expenses	(202,636)	(195,085)		(195,104)
Inter-segment expenses	(378)	(289)		(1,542)
Segment EBITDA	384,657	235,336		190,928
Total Segments [Member]
Disclosure Of segment EBITDA [Line Items]
External revenue	7,788,741	6,117,773		4,732,539
Inter-segment revenue	10,944	13,453		13,850
External expenses	(3,682,808)	(3,186,968)		(2,539,682)
Inter-segment expenses	(11,184)	(13,570)		(13,833)
Segment EBITDA	4,105,693	2,930,688		2,192,874
Unallocated [Member]
Disclosure Of segment EBITDA [Line Items]
External expenses	(94,072)	(47,403)		(26,253)
Segment EBITDA	(94,072)	(47,403)		(26,253)
Eliminations [Member]
Disclosure Of segment EBITDA [Line Items]
Inter-segment revenue	(10,944)	(13,453)		(13,850)
Inter-segment expenses	11,184	13,570		13,833
Segment EBITDA	₽ 240	₽ 117		₽ (17)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.